Employee Benefits - Disclosure of Detailed Information About Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term employee benefits expense [abstract]
Salaries and wages	€ 9,556	€ 5,166	€ 3,204
WBSO subsidy	(3,523)	(1,721)	(348)
Social security premiums	621	382	238
Health insurance	222	27	31
Pension costs	652	507	241
Share-based payment expenses	12,815	3,307	567
Other personnel expense	656	442
Total	€ 20,999	€ 8,110	€ 3,933